Accounting information and policies - Going Concern Narrative (Details) - Jun. 30, 2022 - European debt issuance programme € in Millions, £ in Millions	EUR (€)	GBP (£)
Euro
Schedule Of Going Concern [Line Items]
Notional amounts | €	€ 1,650
Sterling
Schedule Of Going Concern [Line Items]
Notional amounts | £		£ 900